Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Amounts related to transactions with related parties	The table below summarizes amounts related to transactions with these related parties (in thousands):

	Nine months ended September 30,
	2022	2021
Revenues	$2,116	$2,348
	As of
	September 30, 2022	December 31, 2021
Accounts receivable	$1,509	$1,071
Contract assets	73	60
Purchases and open accounts payable	1,863	2,575